Vanguard Mid-Cap Value Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Mid-Cap Value Index Fund - Admiral Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90